QUARTERLY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income	$ 14,891	$ 12,703	$ 12,675	$ 12,642	$ 12,649	$ 12,217	$ 11,790	$ 11,470	$ 52,911	$ 48,126	$ 47,521
Interest expense	2,555	2,541	2,519	2,468	2,376	2,333	2,145	2,047	10,083	8,901	8,243
Net interest and dividend income	12,336	10,162	10,156	10,174	10,273	9,884	9,645	9,423	42,828	39,225	39,278
Provision for loan losses	417	880	582	311	797	1,017	360	335	2,190	2,509	1,539
Net interest and dividend income after provision for loan losses	11,919	9,282	9,574	9,863	9,476	8,867	9,285	9,088	40,638	36,716	37,739
Noninterest income	7,653	2,653	2,586	2,702	2,628	2,746	2,610	2,337	15,594	10,321	10,166
Noninterest expenses	10,540	9,612	9,580	10,266	9,973	10,145	10,406	10,061	39,998	40,585	41,506
Income before income tax provision	9,032	2,323	2,580	2,299	2,131	1,468	1,489	1,364	16,234	6,452	6,399
Income Tax Expense (Benefit)	2,547	767	852	758	683	494	484	443	4,924	2,104	1,988
Net income (loss)	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 1,448	$ 974	$ 1,005	$ 921	$ 11,310	$ 4,348	$ 4,411
Earnings (loss) per common share:
Basic	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.96	$ 0.36	$ 0.36
Diluted	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.95	$ 0.36	$ 0.36